UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Collaborative Investment Series Trust
	Dividend Performers Fund
	Schedule of Investments
	December 31, 2019 (Unaudited)

Shares			Value

COMMON STOCKS - 97.26%

Aircraft Engines & Engine Parts 1.89%
1,833	United Technologies Corp. (a)		274,510

Arrangement of Transportation Of Freight & Cargo - 3.89%
3,635	C.H. Robinson Worldwide (a)		284,257
3,620	Expeditors International of Washington, Inc. (a)		282,432
			566,689
Computer & Office Equipment - 1.87%
2,035	International Business Machines Corp. (a)		272,771

Construction Machinery & Equipment - 1.94%
1,904	Caterpillar, Inc. (a)		281,183

Construction, Mining & Materials Handling Machinery & Equipment - 1.98%
2,506	Dover Corp. (a)		288,842

Cutlery, Handtools & General Hardware - 1.99%
1,751	Stanley Black & Decker, Inc. (a)		290,211

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.96%
3,741	Emerson Electric Co. (a)		285,289

Electronic Components & Accessories - 1.88%
1,850	Hubbell, Inc. (a)		273,467

Engines & Turbines - 1.93%
1,569	Cummins, Inc. (a)		280,788

Fabricated Rubber Products, Nec - 1.95%
1,758	Carlisle Companies, Inc. (a)		284,515

Fire, Marine & Casualty Insurance - 5.73%
2,531	American Financial Group, Inc. (a)		277,524
2,030	Hanover Insurance Group (a)		277,440
2,035	The Travelers Companies, Inc. (a)		278,693
			833,657
General Industrial Machinery & Equipment - 1.88%
1,528	Illinois Tool Works, Inc. (a)		274,475

Guided Missiles & Space Vehicles & Parts - 1.90%
712	Lockheed Martin Corp. (a)		277,239

Household Furniture - 1.95%
5,586	Leggett & Platt, Inc. (a)		283,936

Investment Advice - 3.84%
1,704	Ameriprise Financial, Inc. (a)		283,852
5,885	Eaton Vance Corp. (a)		274,771
			558,623
Life Insurance - 2.07%
10,092	American Equity Investment Life Holding Co.		302,054

Metalworking Machinery & Equipment - 1.98%
2,981	Lincoln Electric Holdings, Inc. (a)		288,352

Miscellaneous Transportation Equipment - 1.97%
2,822	Polaris Industries, Inc. (a)		286,997

Motors & Generators - 1.94%
3,306	Regal Beloit Corp. (a)		283,027

Pumps & Pumping Equipment - 2.06%
4,051	ITT, Inc. (a)		299,409

Railroads, Line-Haul Operating - 3.84%
3,849	CSX Corp. (a)		278,514
1,551	Union Pacific Corp. (a)		280,405
			558,919
Retail-Drug Stores And Proprietary Stores - 1.90%
4,686	Walgreens Boots Alliance, Inc. (a)		276,287

Retail-Family Clothing Stores - 3.87%
2,436	Ross Stores, Inc. (a)		283,599
4,590	TJX Companies, Inc. (a)		280,265
			563,864
Retail-Home Furniture, Furnishings & Equipment Stores - 1.99%
3,940	Williams-Sonoma, Inc.		289,354

Retail-Lumber & Other Building Materials Dealers - 1.95%
2,376	Lowe's Companies, Inc. (a)		284,550

Retail-Radio Tv & Consumer Electronics Stores - 2.07%
3,430	Best Buy Co., Inc. (a)		301,154

Retail-Variety Stores - 3.94%
2,368	Target Corp. (a)		303,601
2,273	Walmart, Inc. (a)		270,123
			573,724
Rubber & Plastics Footwear - 2.02%
2,905	Nike, Inc. Class B (a)		294,306

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.79%
795	Northrop Grumman Corp. (a)		273,456
1,264	Raytheon Co. (a)		277,751
			551,207
Security & Commodity Brokers, Dealers, Exchanges & Services - 1.85%
2,211	T. Rowe Price Group, Inc. (a)		269,388

Semiconductors & Related Devices - 2.04%
2,319	Texas Instruments, Inc. (a)		297,505

Services-Equipment Rental & Leasing, Nec - 1.84%
4,701	Aaron's, Inc. (a)		268,474

Services-Help Supply Services - 2.03%
4,681	Robert Half International, Inc. (a)		295,605

Ship & Boat Building & Repairing - 1.91%
1,575	General Dynamics Corp. (a)		277,751

Soap, Detergent, Cleaning Preperations, Perfumes, Cosmetics - 1.97%
2,794	Stepan Co. (a)		286,217

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.91%
4,929	Nucor Corp. (a)		277,404

Trucking (No Local) - 1.89%
2,354	J.B. Hunt Transport Services, Inc. (a)		274,900

Wholesale-Drugs Proprietaries & Druggists' Sundries - 5.86%
3,358	AmerisourceBergen Corp. (a)		285,497
5,560	Cardinal Health, Inc. (a)		281,225
2,075	McKesson Corp. (a)		287,014
			853,736
Wholesale-Durable Goods - 2.00%
861	W.W. Grainger, Inc. (a)		291,466

Wholesale-Industrial Machinery & Equipment - 1.99%
3,697	MSC Industrial Direct Co., Inc. Class A (a)		290,104

TOTAL FOR COMMON STOCKS (Cost $12,657,844) - 97.26%			14,161,949

SHORT TERM INVESTMENTS - 1.81%
263,479	First Am Govt Ob Fd CI X 2.31%**		263,479
TOTAL SHORT TERM INVESTMENTS (Cost $263,479) - 1.81%			263,479

INVESTMENTS IN OPTIONS PURCHASED, AT VALUE (Premiums $11,919) - 0.05%			7,416

TOTAL INVESTMENTS (Cost $12,933,240) *** - 99.12%			14,432,844

INVESTMENTS IN OPTIONS WRITTEN, AT VALUE (Proceeds $134,765) - (0.58%)			(83,822)

OTHER ASSETS LESS LIABILITIES - 1.46%			212,643

NET ASSETS - 100.00%			$ 14,561,665

** Variable rate security; the coupon rate shown represents the yield at December 31, 2019.

*** At December 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,798,478, amounted to $1,550,545 which consisted of aggregate gross unrealized appreciation of $1,635,293 and aggregate gross unrealized depreciation of $84,748.

(a) All or portion of this security is held as collateral for written options. Total value of securities held as collateral is $14,161,949 representing 97.26% of net assets.
NOTES TO FINANCIAL STATEMENTS
Dividend Perfomers Fund
1. SECURITY TRANSACTIONS

At December 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,798,478, amounted to $1,550,545 which consisted of aggregate gross unrealized appreciation of $1,635,293 and aggregate gross unrealized depreciation of $84,748.

2. SECURITY VALUATION

The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are generally valued by the pricing service at the last quoted sale price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Securities for which market values are not readily available, or for which the Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), such securities are valued as determined in good faith by the Advisor at their fair values pursuant to guidelines established by the Trust's Board of Trustees (the "Board of Trustees"), and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Fixed income securities - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

For options, under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the contracts.  Options listed for trading on a securities exchange (whether domestic or foreign and, for purposes of these procedures, including the NASDAQ) or board of trade for which market quotations are readily available shall be valued:
(i) at the last quoted sales price or, in the absence of a sale
(ii) at the mean of the last bid and asked prices.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.
•   Level 1 – quoted prices in active markets for identical investments
•   Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•   Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$14,161,949	$0	$0	$14,161,949
Cash Equivalents	$263,479	$0	$0	$263,479
Options Purchased	$7,416	$0	$0	$7,416
Total	$14,432,844	$0	$0	$14,432,844

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	($83,822)	$0	$0	($83,822)
Total	($83,822)	$0	$0	($83,822)

Collaborative Investment Series Trust
Dividend Performers Fund
Schedule of Options Purchased
December 31, 2019 (Unaudited)

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

PUT OPTIONS * - 0.05%

SPDR S&P 500 ETF	Interactive Brokers	162	$ 4,293,000	$ 265	1/31/2020	$ 2,106

SPDR S&P 500 ETF	Interactive Brokers	160	4,224,000	264	2/21/2020	4,480

SPDR S&P 500 ETF	Interactive Brokers	166	4,249,600	256	1/17/2020	830

TOTAL PUT OPTIONS (Premiums Paid $11,919) - 0.05%	$ 7,416

Collaborative Investment Series Trust
Dividend Performers Fund
Schedule of Options Written
December 31, 2019 (Unaudited)

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

WRITTEN OPTIONS * - (0.58%)

SPDR S&P 500 ETF Trust	Interactive Brokers	(166)	$ (4,996,600)	301	1/17/2020	$ (6,640)

SPDR S&P 500 ETF Trust	Interactive Brokers	(162)	(5,054,400)	312	1/31/2020	(30,942)

SPDR S&P 500 ETF Trust	Interactive Brokers	(160)	(4,976,000)	311	2/21/2020	(46,240)

TOTAL WRITTEN OPTIONS (Premiums received $134,765) - (0.58%)	$ (83,822)

COLLABORATIVE INVESTMENT SERIES TRUST
PREFERRED-PLUS
Schedule of Investments
December 31, 2019 (Unaudited)

Shares	Value

PREFERRED SECURITIES-$25 PAR VALUE - 48.18%

Deep Sea Foreign Transportation of Freight - 0.08%
300	Costamare, Inc. Series E (Marshall Islands) 8.875% (a)	8,052

Electric & Other Services Combined - 1.86%
4,000	Duke Energy Corp. Series A 5.750% (a)	110,840
3,100	NiSource, Inc. Series B 6.500%, to 3/15/2024 (a)	86,428
197,268
Electric Services - 2.00%
2,000	DTE Energy Co. 6.250%, to 11/01/2022 (a)	102,520
4,000	NextEra Energy, Inc. Series N 5.650%, due 3/01/2079 (a)	109,720
212,240
Fire, Marine & Casualty Insurance - 1.58%
6,000	Enstar Group, Ltd. 7.000% (a)	167,520

Insurance Agents, Brokers & Services - 0.98%
4,000	Equitable Holdings, Inc. 5.250% (a)	104,400

Life Insurance - 6.23%
6,500	Athene Holdings Ltd. Series A 6.350%, to 6/30/2029 (Bermuda) (a)	183,625
3,000	Brighthouse Financial, Inc. 6.250%, to 09/15/2058 (a)	81,390
7,000	MetLife, Inc. 12/30/2019 (a)	173,110
4,000	Prudential Financial, Inc. 5.625%, due 8/15/2058 (a)	109,080
4,014	Reinsurance Group of America, Inc. 5.750%, to 6/15/2026 (a)	113,115
660,320
Miscellaneous Business Credit Institution - 1.30%
5,000	National Rural Utilities Cooperative Finance Corp. Series US 5.500%, due 5/15/2064 (a)	137,750

Motor Vehicles & Passenger Car Bodies - 1.01%
4,000	Ford Motor Co. 6.200%, due 6/01/2059 (a)	106,680

National Commercial Banks - 18.20%
4,000	American Equity Investment Series A 5.950% (a)	103,000
3,300	Bank of America Corp. Series GG 6.000% (a)	90,717
6,034	Capital One Financial Corp. Series G 5.200% (a)	155,195
8,000	Capital One Financial Corp. Series I 5.000% (a)	200,720
4,095	Citigroup Capital XIII 7.875% (a)	113,841
4,301	Huntington Bancshares Series D 6.250% (a)	111,826
3,000	KeyCorp Series E 6.125%, to 12/15/2026 (a)	85,440
1,120	PNC Financial Services Group, Inc. Series P 6.125%, to 5/01/2022 (a)	30,677
6,000	Regions Financial Corp. Series B 6.375%, to 9/15/2024 (a)	169,320
3,000	Regions Financial Corp. Series C 5.700%, to 8/15/2029 (a)	83,670
4,000	SCE Trust 5.375%, to 09/15/2026 (a)	98,040
6,000	SNV Warehouse District Investors 6.300%, to 06/21/23 (a)	159,060
8,000	U.S. Bancorp Series B 3.500% (3-month US Libor + 0.600%) (a)	171,920
2,025	U.S. Bancorp Series F 6.500%, to 1/15/2022 (a)	55,930
130	Wells Fargo & Co. (a)	188,500
4,025	Wells Fargo & Co. Series Q 5.85%, to 9/15/2023 (a)	110,245
1,928,101
Real Estate Investment Trusts - 1.88%
4,000	National Retail Properties, Inc. Series F 5.200% (a)	101,720
3,900	Sachem 6.875%, to 12/30/2024 (a)	97,890
199,610
Security Brokers, Dealers & Flotation Companies - 4.38%
5,400	Goldman Sachs Group, Inc. Series K 6.375%, to 5/10/2024 (a)	153,738
5,000	Morgan Stanley 4.875%	126,000
200	Morgan Stanley Series E 7.125%, to 10/15/2023 (a)	5,722
3,295	Morgan Stanley Series F 6.875%, to 1/15/2024 (a)	93,248
3,000	Morgan Stanley Series K 5.850%, to 4/15/2027 (a)	85,080
463,788
State Commercial Banks - 4.58%
3,300	Fifth-Third Bancorp Series I 6.625%, to 12/31/2023 (a)	94,743
4,000	GMAC Captial Trust I Series 8.125%, due 2/15/2040 (a)	104,200
4,000	State Street Corp. Series D 5.900%, to 3/15/2024 (a)	109,840
6,325	State Street Corp. Series G 5.350%, to 3/15/2026 (a)	176,278
485,061
Telephone Communication - 1.99
8,000	AT&T Series A (a)	210,400

Water Transportation - 0.44%
2,100	Teekay Offshore Partners Series E (Marshall Islands) 8.875%, to 2/15/2025 (a)	46,977

Wholesale-Farm Product Raw Materials - 1.67%
1,900	CHS, Inc. Series 2 7.100%, to 3/31/2024 (a)	51,756
4,560	CHS, Inc. Series 4 7.500%, due 1/21/2025 (a)	124,807
176,563

TOTAL PREFERRED SECURITIES-$25 PAR VALUE (Cost $4,918,094) - 48.18%	5,104,730

PREFERRED SECURITIES-CAPITAL SECURITIES - 42.93%

Electric Services - 1.07%
100,000	Emera, Inc. Series 16-A 6.750%, to 6/15/2076 (a)	113,000

Electronic & Other Electrical Equipment (No Computer Equip) - 4.80%
150,000	General Electric Co. Series C 4.200%, to 6/15/2023 (a)	126,750
175,000	General Electric Co. Series D 5.000%, to 1/21/2021 (a)	381,989
508,739
Finance Services - 6.03%
175,000	American Express Co. Series C 4.900%, to 3/15/2020 (a)	175,656
150,000	Bank Of America 5.875%, to 03/25/2028 (a)	166,320
100,000	E*Trade Financial Corp. 5.300%, to 03/15/2023 (a)	100,375
185,000	E*Trade Financial Corp. 5.875%, to 09/15/2026 (a)	196,563
638,914
Fire, Marine & Casualty Insurance - 1.59%
160,000	Progressive Corp. Series B 5.375%, to 3/15/2023 (a)	168,154

Life Insurance - 1.68%
160,000	MetLife, Inc. Series D 5.875%, to 3/15/2028 (a)	178,110

National Commercial Banks - 17.04%
200,000	Bank of America Corp. Series JJ 5.125%, to 6/20/2024 (a)	211,560
200,000	Citigroup, Inc. 6.125%, to 11/15/2020 (a)	206,500
180,000	Huntington Bancshares, Inc. Series E 5.700%, to 4/15/2023 (a)	186,750
170,000	JPMorgan Chase & Co. Series CC 4.625%, to 11/01/2022 (a)	171,275
160,000	JPMorgan Chase & Co. Series X 6.100%, to 10/01/2024 (a)	174,608
160,000	KeyCorp Series D 5.000%, to 9/15/2026 (a)	170,022
160,000	PNC Financial Services Group, Inc. Series S 5.000%, to 11/01/2026 (a)	171,099
350,000	TRUIST Financial Corp. 5.125% (a)	359,800
160,000	Wachovia Capital Trust II 2.331250%, due 1/15/2027 (a)	150,400
3,000	Wachovia Capital Trust III 5.56975% (a)	3,023
1,805,037
Personal Credit Institutions - 1.59%
160,000	Discover Financial Services Series C 5.500%, to 10/30/2027 (a)	168,480

Security Brokers, Dealers & Flotation Companies - 3.26%
175,000	Charles Schwab Corp. Series F 5.000%, to 12/01/2027 (a)	184,188
160,000	Goldman Sachs Group, Inc. Series P 5.000%, to 11/10/2022 (a)	161,200
345,388
Equipment Rental & Leasing - 1.51%
150,000	AerCap Holdings N.V. 5.875 , due 10/10/2079	160,585

State Commercial Banks - 4.36%
180,000	Bank of New York Mellon Corp. Series D 4.500%, to 6/20/2023	181,800
105,000	Bank of New York Mellon Corp. Series F 4.625%, to 9/20/2026 (a)	110,446
160,000	State Street Corp. Series G 5.625%, to 12/15/2020 (a)	169,802
462,048

TOTAL PREFERRED SECURITIES-CAPITAL SECURITIES (Cost $4,400,202) - 42.93%	4,548,455

CLOSED-END MUTUAL FUNDS - 1.02%
1,215	Cohen & Steers Limited Duration Preferred and Income Fund, Inc. (a)	31,857
400	Flaherty & Crumrine Preferred Income Fund, Inc. (a)	6,224
6,950	Nuveen Preferred Securities Income Fund (a)	69,708
TOTAL CLOSED-END MUTUAL FUNDS (Cost $97,051) - 1.02%	107,789

EXCHANGE TRADED FUND - 0.57%
1,600	iShares Preferred & Income Securities ETF (a)	60,144
TOTAL EXCHANGE TRADED FUND (Cost $57,927) - 0.57%	60,144

MONEY MARKET FUND - 3.05%
323,581	First American Government Obligations Fund Class X 1.83% **	323,581
TOTAL MONEY MARKET FUND (Cost $323,581) - 3.05%	323,581

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $4,197) - 0.03%	2,683

INVESTMENTS IN SECURITIES, AT VALUE (Cost $9,801,052) - 95.78%	10,147,382

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $47,122) - (0.29)%	(30,258)

OTHER ASSETS LESS LIABILITIES, NET - 4.51%	477,534

NET ASSETS - 100.00%	$ 10,594,658

** Variable rate security; the coupon rate shown represents the yield at December 31, 2019.

*** At December 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,753,930, amounted to $363,195 which consisted of aggregate gross unrealized appreciation of $370,744 and aggregate gross unrealized depreciation of $7,549.

(a) All or portion of this security is held as collateral for written options. Total value of securities held as collateral is $9,602,108 representing 90.63% of net assets.
NOTES TO FINANCIAL STATEMENTS
Preferred-Plus Fund
1. SECURITY TRANSACTIONS

At December 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,753,930, amounted to $363,195 which consisted of aggregate gross unrealized appreciation of $370,744 and aggregate gross unrealized depreciation of $7,549.

2. SECURITY VALUATION

The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are generally valued by the pricing service at the last quoted sale price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Securities for which market values are not readily available, or for which the Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), such securities are valued as determined in good faith by the Advisor at their fair values pursuant to guidelines established by the Trust's Board of Trustees (the "Board of Trustees"), and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Fixed income securities - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

For options, under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the contracts.  Options listed for trading on a securities exchange (whether domestic or foreign and, for purposes of these procedures, including the NASDAQ) or board of trade for which market quotations are readily available shall be valued:
(i) at the last quoted sales price or, in the absence of a sale
(ii) at the mean of the last bid and asked prices.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.
•   Level 1 – quoted prices in active markets for identical investments
•   Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•   Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Preferred Securities - $25 par value	$5,104,730	$0	$0	$5,104,730
Preferred Securities - Capital Securities	$0	$4,548,455	$0	$4,548,455
Closed-End Funds	$107,789	$0	$0	$107,789
Exchange Traded Fund	$60,144	$0	$0	$60,144
Purchased Options	$2,683	$0	$0	$2,683
Cash Equivalents	$323,581	$0	$0	$323,581
Total	$5,598,927	$4,548,455	$0	$10,147,382

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Level 3
Written Options	(30,258)	$0	(30,258)	(30,258)
Total	($30,258)	$0	($30,258)	($30,258)

Collaborative Investment Series Trust
Preferred-Plus Fund
Schedule of Purchased Options
December 31, 2019 (Unaudited)

PUT OPTIONS - 0.03% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	58	$ 1,484,800	$ 256.00	1/17/2020	$ 290

SPDR S&P 500 ETF Trust	Interactive Brokers	57	1,510,500	265.00	1/31/2020	741

SPDR S&P 500 ETF Trust	Interactive Brokers	59	1,557,600	264.00	2/21/2020	1,652

Total Put Options (Premiums Paid $4,197) - 0.03%						$ 2,683

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Collaborative Investment Series Trust
Preferred-Plus Fund
Schedule of Written Options
December 31, 2019 (Unaudited)

PUT OPTIONS - (0.29%) *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	58	$ (1,745,800)	$ 301.00	1/17/2020	$ (2,320)

SPDR S&P 500 ETF Trust	Interactive Brokers	57	(1,778,400)	312.00	1/31/2020	(10,887)

SPDR S&P 500 ETF Trust	Interactive Brokers	59	(1,834,900)	311.00	2/21/2020	(17,051)

Total Put Options (Premiums Received $47,122) - (0.29%)						$ (30,258)

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee and President/Chief Executive Officer of the Trust

Date:  February 28, 2020

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee and President/Chief Executive Officer of the Trust

Date:  February 28, 2020

By /s/Adam Snitkoff

* Adam Snitkoff

   Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date:  February 28, 2020